Cover Page Document	Apr. 19, 2023
Cover [Abstract]
Title of 12(b) Security	Common stock, no par value
Entity Central Index Key	0001048695
City Area Code	206
Entity Address, Address Line One	801 5th Avenue
Entity Incorporation, State or Country Code	WA
Document Type	8-K/A
Document Period End Date	Apr. 19, 2023
Entity Registrant Name	F5, Inc.
Entity File Number	000-26041
Entity Tax Identification Number	91-1714307
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
Local Phone Number	272-5555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	true
Entity Emerging Growth Company	false
Trading Symbol	FFIV
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (this “Current Report”) amends the Current Report on Form 8-K filed by F5, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on April 19, 2023 (the “Original Report”) and is being filed in order to supplement the Company’s disclosure under Item 2.05 of the Original Report. The Original Report otherwise remains unchanged.